Deconsolidation of and Retained Noncontrolling Investment in IAHGames at Fair Value and Recognized Gain (Parenthetical) (Detail)	Aug. 15, 2012
Infocomm Asia Holdings Pte Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of retained noncontrolling interest	20.00%